CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net Income (loss)	$ 184,721	$ (43,707)	$ 29,323	$ 236,671
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	754,243	678,927	896,697	602,532
Stock-based compensation	116,557	6,525	41,340	32,003
Gain on contingent liability	(350,000)
Changes in Assets and Liabilities:
Accounts receivable	(241,675)	2,248	(160,191)	(124,852)
Other assets	16,125			9,923
Prepaid expenses and other current assets	(98,874)	76,116	87,163	(47,674)
Employee loan				3,000
Right of use asset	61,233	(344,716)	(324,267)
Accounts payable and accrued expenses	252,717	(137,683)	(81,862)	(98,774)
Deferred revenue	61,687	63,260	(2,464)	(89,353)
Deferred rent		(18,890)	(18,890)	17,829
Operating lease liability	(60,647)	352,348	332,817
Net Cash Provided by Operating Activities	696,087	634,428	799,666	541,305
Cash Flows from Investing Activities:
Capital expenditures	(164,796)	(33,354)	(40,355)	(69,783)
Net Cash Used in Investing Activities	(164,796)	(33,354)	(40,355)	(69,783)
Cash Flows from Financing Activities:
Proceeds from issuance of note payable	481,977
Repayments of finance lease obligations related party	(641,170)	(546,182)
Repayments of finance lease obligations	(24,320)		(741,940)	(347,871)
Cash received for the exercised of options	5,400		5,400
Advance from Credit Line			75,000
Repayment of line of credit	(74,976)
Net Cash Used in Financing Activities	(253,089)	(546,182)	(661,540)	(347,871)
Increase in Cash and Cash Equivalents	278,202	54,892	97,771	123,651
Cash and Cash Equivalents, Beginning of Year	326,561	228,790	228,790	105,139
Cash and Cash Equivalents, End of Year	604,763	283,682	326,561	228,790
Supplemental Disclosures:
Cash paid for interest	124,297	137,425	177,451	98,788
Cash paid for income taxes				5,604
Non-cash investing and financing activities:
Accrual of preferred stock dividend	105,877	93,234	124,312	113,012
Assets acquired by finance lease	$ 808,261	$ 1,560,021	$ 1,560,320